Accrued expenses and other current liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Accrued credit points for online store consumption (i)	881,573	4,457,215	626,101
Accrued payroll and employee benefits	423,634	729,524	102,476
Service charge payable related to market promotion of DAKA merchant membership services	1,403,548	538,197	75,600
Amount due to third-parties (ii)	6,226,933	2,403,503	337,618
Others (iii)	563,954	336,297	47,239
Total	9,499,642	8,464,736	1,189,034

(i)	This amount represents the Company's estimated obligation related to unused customer reward points earned, which primarily consist of "Energy Beans" and "Daka Points", through qualifying purchases of Moju sports watches and Daka Life sports watches. Energy Beans are accumulated by Moju sports watch users through physical activities (such as step counts) in-application advertisement engagement, and successful referrals, and can be redeemed for products in the Company's online Moju Mall. Daka Points are accumulated by Daka life sports watch users through physical activities, completion of daily mini-program tasks (such as offline store check-ins), consumption rebates, manual system issuances, direct cash purchases, or conversion from Energy Beans, and can be redeemed for merchandise at participating local lifestyle stores. The liability is measured based on the expected value of future redemptions, estimated using historical redemption rates and current point balance.

(ii)	In fiscal year 2025, Fit-One entered into one-year unsecured loan agreements with its business partners of total RMB4,944,503 (US$681,371) with interest-free for its business development purpose. As of September 30, 2025, RMB3,343,315 (US$469,633) has been settled, the outstanding balance as of September 30, 2025 is RMB1,601,188(US$224,918).

In fiscal year 2025, Dazhika entered into one-year unsecured loan agreements with its business partners of total RMB1,282,430 (US$176,724) with interest-free for its business development purpose. As of September 30, 2025, RMB1,080,115 (US$151,723) has been settled. The outstanding balance as of September 30, 2025 is RMB202,315 (US$28,419).

For the six months ended September 30, 2025, Dazhika (Xiushui) entered into one-year unsecured loan agreements with its business partners of totalling RMB600,000 (US$84,281) which are interest-free for its business development purpose.

(iii)	Others mainly represent payable to customers due to order cancellations before goods or services were delivered.

	As of March 31,
	2024	2025
	RMB	RMB	US$
Accrued credit points for online store consumption (i)	2,159,093	881,573	123,834
Accrued payroll and employee benefits	431,413	423,634	59,508
Service charge payable related to market promotion of DAKA merchant membership services	288,836	1,403,548	197,155
Amount due to third-parties (ii)	20,584	6,226,933	874,692
Others	159,986	563,954	79,218
Total	3,059,912	9,499,642	1,334,407

(i)	This amount represents the Company's estimated obligation related to unused customer reward points earned through qualifying purchases of sports watches. Points are accumulated based on customers' step counts and can be redeemed for products in the Company's online store. The liability is measured based on the expected value of future redemptions, estimated using historical redemption rates and current point balances.

(ii)	In fiscal year 2025, Fit-One entered into one-year unsecured loan agreements with its business partners of total RMB4,944,503 (US$694,550) with interest-free for its business development purpose.

In fiscal year 2025, Dazhika entered into one-year unsecured loan agreements with its business partners of total RMB1,282,430 (US$180,142) with interest-free for its business development purpose.